Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	$ 8,388	$ 9,024
Deposits	100,000	100,000
Goodwill	6,580,660	6,552,293	$ 6,580,660
Property and equipment	226,213	353,837
Intangible assets	9,372,537	9,102,250
Canada [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	8,388	9,024
Deposits
Goodwill
Property and equipment
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits
Deposits	100,000	100,000
Goodwill	6,580,660	6,552,293
Property and equipment	226,213	353,837
Intangible assets	$ 9,372,537	$ 9,102,250